Summary of Significant Accounting Policies - Schedule of carrying amount of goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill [Roll Forward]
Balances	¥ 80,751		¥ 3,420	¥ 3,420
Additions	0		77,331	0
Balances	80,751	$ 11,063	80,751	3,420
Insurance
Goodwill [Roll Forward]
Balances	78,579		1,248	1,248
Additions	0		77,331	0
Balances	78,579		78,579	1,248
Others
Goodwill [Roll Forward]
Balances	2,172		2,172	2,172
Additions	0		0	0
Balances	¥ 2,172		¥ 2,172	¥ 2,172